Subsequent events	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	28. Subsequent events Subsequent to year end, the Company has agreed to acquire Hearn Industrial Services. The acquisition is expected to close at the beginning of the second quarter of 2025.